Convertible bonds (Details)		6 Months Ended	12 Months Ended
	Jul. 07, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 10, 2017 $ / shares	Mar. 10, 2017 USD ($) $ / shares	Mar. 03, 2017 USD ($)	Dec. 07, 2016 $ / shares shares	Jul. 07, 2016 $ / shares	Jul. 07, 2016 USD ($) $ / shares shares
Convertible bonds
Convertible bonds outstanding		$ 391,401,000		$ 391,401,000	$ 392,632,000
Fixed exchange rate											7.7677%
Total interest charged			$ 25,543,000	17,793,000	$ 11,879,000
Conversion options of convertible bonds exercised during the year			$ 399,099,000	10,244,000
Zero coupon convertible bonds due 2018
Convertible bonds
Coupon interest rate			0.00%
Convertible bonds outstanding								$ 0
Issue price (as a percentage as a percentage of the aggregate principal amount)							100.00%
Conversion price | (per share)						$ 7.965	$ 1.027
US$200 million zero coupon convertible bonds due 2018
Convertible bonds
Principal amount							$ 200,000,000
US$86.8 million zero coupon convertible bonds due 2018
Convertible bonds
Principal amount							86,800,000
US$95 million zero coupon convertible bonds due 2018
Convertible bonds
Principal amount							95,000,000
US$22.2 million zero coupon convertible bonds due 2018
Convertible bonds
Principal amount							$ 22,200,000
US$450 million zero coupon convertible bonds due 2022 (the “2016 Convertible Bonds”)
Convertible bonds
Coupon interest rate											0.00%
Par value of convertible bonds | $ / shares											$ 250,000
Principal amount											$ 450,000,000
Term of loan			6 years
Interest rate on payment improperly withheld or refused			2.00%
Conversion price | $ / shares									$ 9.250	$ 0.9250
Conversion period prior to maturity or redemption date			7 days
Number of conversion shares issuable | shares									377,888,108		3,778,881,081
Threshold consecutive trading days			20 days
Maximum days from the last threshold consecutive trading date to the redemption notice given date			10 days
Threshold stock price (as a percent)			130.00%
Minimum percentage of aggregate principal amount to redeem outstanding bonds			10.00%
Transaction cost	$ (9,194,000)
Liability Component		395,210,000	$ 403,329,000	395,210,000							$ 387,871,000
Equity Component		52,935,000	52,053,000	52,935,000							52,935,000
Total		448,145,000	455,382,000	$ 448,145,000							$ 440,806,000
Interest charged - Liability Component		7,339,000	14,913,000
Total interest charged		$ 7,339,000	$ 14,913,000
Effective interest rate			3.78%
Conversion option exercised			$ (6,794,000)
Conversion options of convertible bonds exercised during the year			(882,000)
Total conversion option exercised			$ (7,676,000)
US$450 million zero coupon convertible bonds due 2022 (the “2016 Convertible Bonds”) | Minimum
Convertible bonds
Notice period for redemption for tax reasons			30 days
Notice period for redemption at the Option			45 days
US$450 million zero coupon convertible bonds due 2022 (the “2016 Convertible Bonds”) | Maximum
Convertible bonds
Notice period for redemption for tax reasons			60 days
Notice period for redemption at the Option			60 days